Net interest income (Tables)	12 Months Ended
Dec. 31, 2013
Net interest income
in	2013	2012	2011
Net interest income (CHF million)
Loans	4,843	4,861	4,863
Investment securities	45	64	97
Trading assets	10,057	11,945	11,695
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,517	2,940	3,265
Other	2,094	2,280	3,056
Interest and dividend income	19,556	22,090	22,976
Deposits	(978)	(1,345)	(1,675)
Short-term borrowings	(132)	(184)	(69)
Trading liabilities	(5,083)	(6,833)	(7,125)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,156)	(1,677)	(1,621)
Long-term debt	(3,846)	(4,632)	(5,659)
Other	(246)	(276)	(401)
Interest expense	(11,441)	(14,947)	(16,550)
Net interest income	8,115	7,143	6,426

Bank
Net interest income
in	2013	2012	2011
Net interest income (CHF million)
Loans	4,323	4,318	4,307
Investment securities	28	52	74
Trading assets	10,058	11,949	11,700
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,517	2,940	3,265
Other	2,095	2,285	3,065
Interest and dividend income	19,021	21,544	22,411
Deposits	(958)	(1,324)	(1,650)
Short-term borrowings	(67)	(71)	(69)
Trading liabilities	(5,083)	(6,833)	(7,125)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,155)	(1,676)	(1,621)
Long-term debt	(3,794)	(4,554)	(5,537)
Other	(249)	(276)	(402)
Interest expense	(11,306)	(14,734)	(16,404)
Net interest income	7,715	6,810	6,007